Supplement to the
Fidelity® Variable
Insurance Products
Initial Class,
Service Class,
and Service Class 2
Asset ManagerSM
Portfolio
April 30, 2005
Prospectus

The following information replaces the biographical information for Charles Mangum found in the "Fund Management" section on page 11.

Robert Bertelson is vice president and co-manager of the equity asset class of VIP Asset Manager Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

VAM-06-01 January 27, 2006
1.797978.103

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class,
and Service Class 2
Asset Manager: Growth® Portfolio
April 30, 2005
Prospectus

The following information replaces the biographical information for Charles Mangum found in the "Fund Management" section on page 12.

Robert Bertelson is vice president and co-manager of the equity asset class of VIP Asset Manager: Growth Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

VAMG-06-01 January 27, 2006
1.797980.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 21.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.33%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Total annual class operating expensesA	0.46%

The following information supplements similar information found in the "Fund Management" section beginning on page 37.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Steven Buller, Bettina Doulton, William Eigen, Harris Leviton, Charles Mangum, and Louis Salemy found in the "Fund Management" section beginning on page 37.

Robert Bertelson is vice president and co-manager of the equity asset class of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, both of which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

VIPICSD-06-01 January 27, 2006
1.816775.106

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and portfolio manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for John Porter found in the "Fund Management" section on page 38.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
June 14, 2005
Prospectus

The following information replaces the biographical information for Steven Buller, Bettina Doulton, Charles Mangum, John Porter, and Louis Salemy found in the "Fund Management" section beginning on page 44.

Robert Bertelson is vice president and co-manager of the equity asset class of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portolio, both of which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

VIPINV-06-01 January 27, 2006
1.821023.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 41.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

The following information supplements similar information found in the "Fund Management" section beginning on page 61.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Steven Buller, Bettina Doulton, William Eigen, Rajiv Kaul, Harris Leviton, Richard Mace, Charles Mangum, and Louis Salemy found in the "Fund Management" section beginning on page 61.

Robert Bertelson is vice president and co-manager of the equity asset class of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portolio, both of which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

VIPIS2-06-01 January 27, 2006
1.816774.107

Steven Calhoun is manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fideilty Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for John Porter found in the "Fund Management" section beginning on page 61.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.